One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 2-10765
1940 Act File No. 811-249

January 3, 2001

Filed via EDGAR (CIK #0000027801)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-28871
     DELAWARE GROUP EQUITY FUNDS I
     DELAWARE BALANCED FUND
     DELAWARE DEVON FUND
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 112, the most recent Post-Effective Amendment of Delaware Group Equity Funds I. Post-Effective Amendment No. 112 was filed electronically with the Commission on December 28, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933 .

Very truly yours,

/s/ David P. O'Connor
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David P. O'Connor
Vice President/
Assistant Secretary/
Associate General Counsel